Vessels Under Construction (Details) (USD $)			6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014 Vessels under commitment	Sep. 30, 2014 Vessels under commitment Manager	Sep. 30, 2014 Vessels under commitment Third party vendors
Vessels under construction
Balance	$ 352,708,919	$ 323,206,206	$ 323,206,206
Installment payments to shipyards			178,511,791
Other capitalized expenditures			5,627,131	900,000	3,500,000
Capitalized interest			1,568,543
Vessels delivered (transferred to Vessels)			(156,204,752)
Balance	352,708,919	323,206,206	352,708,919
LPG coolant cost included in Other capitalized expenditures			$ 1,100,000